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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Soros Fund Management LLC
Address:     888 Seventh Avenue
             New York, New York 10106

Form 13F File Number:     028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jodye M. Anzalotta
Title:         Assistant General Counsel
Phone:         212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta        New York, New York             February 14, 2013
-----------------------      --------------------            -----------------
     [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                       1
                                                -----------

Form 13F Information Table Entry Total:                181
                                                -----------

Form 13F Information Table Value Total:         $8,359,572
                                                -----------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ------------------

     1.           028-10418                     George Soros

                                                 Soros Fund Management LLC
                                                 Form 13F Information Table
                                               Quarter ended December 31, 2012

                                                                                                          VOTING AUTHORITY
                                                   CUSIP      VALUE       SHRS OR    SH/  PUT/  INV.   OTHE
ISSUER                         TITLE OF CLASS      NUMBER    (X$1000)     PRN AMT    PRN  CALL  DISC** MNGR SOLE  SHARED  NONE
----------------------------   ----------------  ---------  ----------  -----------  ---  ----  ----   ---- ----  ------  ----
THE ADT CORPORATION            COM               00101J106  $   26,732      575,000  SH         SOLE     1          X
AMC NETWORKS INC               CL A              00164V103  $    1,945       39,300  SH         SOLE     1   X
ABBOTT LABS                    COM               002824100  $   38,547      588,500  SH         SOLE     1   X
ABBOTT LABS                    EX DISTRIB WI     002824126  $   15,425      491,252  SH         SOLE     1   X
ACACIA RESH CORP               ACACIA TCH COM    003881307  $  101,976    3,975,645  SH         SOLE     1   X
AGILENT TECHNOLOGIES INC       COM               00846U101  $   11,259      275,000  SH         SOLE     1   X
ALTERA CORP                    COM               021441100  $    1,722       50,000  SH         SOLE     1   X
AMERICAN EXPRESS CO            COM               025816109  $   24,429      425,000  SH         SOLE     1   X
AMERICAN INTL GROUP INC        COM NEW           026874784  $  312,540    8,853,849  SH         SOLE     1   X
ANADARKO PETE CORP             COM               032511107  $   56,153      755,655  SH         SOLE     1   X
ANALOG DEVICES INC             COM               032654105  $    3,155       75,000  SH         SOLE     1   X
ANGIES LIST INC                COM               034754101  $   10,791      900,000  SH         SOLE     1   X
ANWORTH MORTGAGE ASSET CP      COM               037347101  $    8,478    1,466,755  SH         SOLE     1   X
APPLE INC                      COM               037833100  $   98,065      183,976  SH         SOLE     1   X
ARCH COAL INC                  COM               039380100  $   18,990    2,594,200  SH         SOLE     1   X
ASPEN TECHNOLOGY INC           COM               045327103  $   32,241    1,166,447  SH         SOLE     1   X
BB&T CORP                      COM               054937107  $   13,129      451,000  SH         SOLE     1   X
BABCOCK & WILCOX CO NEW        COM               05615F102  $    2,868      109,481  SH         SOLE     1   X
BLUEFLY INC                    COM NEW           096227301  $    6,026    6,480,070  SH         SOLE     1   X
CF INDS HLDGS INC              COM               125269100  $   90,731      446,600  SH         SOLE     1   X
CME GROUP INC                  COM               12572Q105  $    1,521       30,000  SH         SOLE     1   X
                                                                                                SHARED-
CYS INVTS INC                  COM               12673A108  $      508       43,000  SH         OTHER    1          X
CADENCE DESIGN SYSTEM INC      NOTE 1.500%12/1   127387AF5  $   21,013   21,000,000  PRN        SOLE     1   X
CAESARS ENTMT CORP             COM               127686103  $   18,493    2,672,332  SH         SOLE     1   X
CAPITAL ONE FINL CORP          COM               14040H105  $   73,021    1,260,500  SH         SOLE     1   X
CAPSTEAD MTG CORP              COM NO PAR        14067E506  $    8,169      712,199  SH         SOLE     1   X
CARTER INC                     COM               146229109  $   14,191      255,000  SH         SOLE     1   X
CAVIUM INC                     COM               14964U108  $    2,185       70,000  SH         SOLE     1   X
CEMEX SAB DE CV                SPON ADR NEW      151290889  $   18,753    1,900,000  SH         SOLE     1   X
CHARTER COMMUNICATIONS INC D   CL A NEW          16117M305  $  148,247    1,944,480  SH         SOLE     1   X
CHURCHILL DOWNS INC            COM               171484108  $   36,544      549,943  SH         SOLE     1   X
CIENA CORP                     COM NEW           171779309  $    2,265      144,204  SH         SOLE     1   X
CIENA CORP                     NOTE 0.250% 5/0   171779AB7  $  206,485  207,523,000  PRN        SOLE     1   X
CIENA CORP                     NOTE 0.875% 6/1   171779AE1  $   39,175   45,029,000  PRN        SOLE     1   X
CITIGROUP INC                  COM NEW           172967424  $  321,436    8,125,251  SH         SOLE     1   X
CITIGROUP INC                  COM NEW           172967424  $   51,428    1,300,000  SH   CALL  SOLE     1   X
CITRIX SYS INC                 COM               177376100  $   62,462      950,000  SH         SOLE     1   X
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102  $   39,231      529,800  SH         SOLE     1   X
CONSTANT CONTACT INC           COM               210313102  $    6,395      450,000  SH         SOLE     1   X
CONSTELLATION BRANDS INC       CL A              21036P108  $   53,014    1,498,000  SH         SOLE     1   X
COSTCO WHSL CORP NEW           COM               22160K105  $   39,508      400,000  SH         SOLE     1   X
DAVITA HEALTHCARE PARTNERS I   COM               23918K108  $   10,500       95,000  SH         SOLE     1   X
DELTA AIR LINES INC DEL        COM NEW           247361702  $  114,089    9,611,500  SH         SOLE     1   X
DIGITAL RIV INC                NOTE 1.250% 1/0   25388BAB0  $    5,610    5,683,000  PRN        SOLE     1   X
DIGITAL RIV INC                NOTE 2.000%11/0   25388BAD6  $  264,802  268,835,000  PRN        SOLE     1   X
DISNEY WALT CO                 COM DISNEY        254687106  $   38,488      773,000  SH         SOLE     1   X
DISCOVER FINL SVCS             COM               254709108  $   11,654      302,300  SH         SOLE     1   X
DIRECTV                        COM               25490A309  $   23,748      473,453  SH         SOLE     1   X
EQT CORP                       COM               26884L109  $  122,211    2,072,079  SH         SOLE     1   X
ELAN PLC                       ADR               284131208  $    4,084      400,000  SH         SOLE     1   X
ENERGEN CORP                   COM               29265N108  $   17,413      386,173  SH         SOLE     1   X
ERICSSON                       ADR B SEK 10      294821608  $    8,585      850,000  SH         SOLE     1   X
E2OPEN INC                     COM               29788A104  $    4,248      300,000  SH         SOLE     1   X
EXAR CORP                      COM               300645108  $   56,663    6,366,666  SH         SOLE     1   X
EXTREME NETWORKS INC           COM               30226D106  $   33,620    9,236,249  SH         SOLE     1   X
FAIRCHILD SEMICONDUCTOR INTL   COM               303726103  $    7,920      550,000  SH         SOLE     1   X
FIDELITY NATIONAL FINANCIAL    CL A              31620R105  $    2,355      100,000  SH         SOLE     1   X
FORD MTR CO DEL                COM PAR $0.01     345370860  $   40,598    3,135,000  SH         SOLE     1   X
FREEPORT-MCMORAN COPPER & GO   COM               35671D857  $   46,666    1,364,508  SH         SOLE     1   X
GENERAL ELECTRIC CO            COM               369604103  $  102,911    4,902,890  SH         SOLE     1   X
GENERAL MTRS CO                COM               37045V100  $   67,182    2,330,300  SH         SOLE     1   X
GENERAL MTRS CO                *W EXP 07/10/201  37045V118  $    7,215      370,000  SH         SOLE     1   X
GENERAL MTRS CO                *W EXP 07/10/201  37045V126  $    2,498      200,000  SH         SOLE     1   X
GENERAL MTRS CO                JR PFD CNV SRB    37045V209  $   24,437      550,700  SH         SOLE     1   X
GILEAD SCIENCES INC            COM               375558103  $    2,005       27,300  SH         SOLE     1   X
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999   37951D201  $    2,384      200,000  SH         SOLE     1   X
GOOGLE INC                     CL A              38259P508  $  133,887      188,740  SH         SOLE     1   X
GRUPO FINANCIERO SANTANDER M   SPON ADR SHS B    40053C105  $    5,345      330,359  SH         SOLE     1   X
GULFPORT ENERGY CORP           COM NEW           402635304  $    7,425      194,273  SH         SOLE     1   X
HALLIBURTON CO                 COM               406216101  $   13,761      396,700  SH         SOLE     1   X
HILLSHIRE BRANDS CO            COM               432589109  $      281       10,000  SH         SOLE     1   X
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9  $  151,745  152,278,000  PRN        SOLE     1   X
HOME DEPOT INC                 COM               437076102  $   58,758      950,000  SH         SOLE     1   X
HOME INNS & HOTELS MGMT INC    SPON ADR          43713W107  $   12,239      423,500  SH         SOLE     1   X
INFINITY PHARMACEUTICALS INC   COM               45665G303  $    2,625       75,000  SH         SOLE     1   X
INFORMATICA CORP               COM               45666Q102  $   10,531      347,315  SH         SOLE     1   X
ISHARES INC                    MSCI JAPAN        464286848  $    2,925      300,000  SH         SOLE     1   X
JDS UNIPHASE CORP              NOTE 1.000% 5/1   46612JAD3  $  103,208  103,270,000  PRN        SOLE     1   X
JPMORGAN CHASE & CO            COM               46625H100  $  112,959    2,569,000  SH         SOLE     1   X
JOHNSON & JOHNSON              COM               478160104  $  181,491    2,589,022  SH         SOLE     1   X
KRAFT FOODS GROUP INC          COM               50076Q106  $   27,106      596,133  SH         SOLE     1   X
LSI CORPORATION                COM               502161102  $    2,832      400,000  SH         SOLE     1   X
LIBERTY GLOBAL INC             COM SER A         530555101  $    2,573       40,848  SH         SOLE     1   X
LIBERTY INTERACTIVE CORP       INT COM SER A     53071M104  $    2,558      130,000  SH         SOLE     1   X
LILLY ELI & CO                 COM               532457108  $    4,932      100,000  SH         SOLE     1   X
LINEAR TECHNOLOGY CORP         COM               535678106  $    9,287      270,771  SH         SOLE     1   X
LINEAR TECHNOLOGY CORP         COM               535678106  $    4,116      120,000  SH   CALL  SOLE     1   X
LOGMEIN INC                    COM               54142L109  $    5,333      237,989  SH         SOLE     1   X
LORAL SPACE & COMMUNICATNS I   COM               543881106  $   30,177      552,085  SH         SOLE     1   X
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1   549463AH0  $  611,845  607,290,000  PRN        SOLE     1   X
MACYS INC                      COM               55616P104  $   42,142    1,080,000  SH         SOLE     1   X
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100  $   70,745    1,525,000  SH         SOLE     1   X
MARKET VECTORS ETF TR          JR GOLD MINERS E  57060U589  $   39,567    1,998,350  SH         SOLE     1   X
MARKET VECTORS ETF TR          SEMICONDUCTOR     57060U233  $    4,029      125,000  SH   CALL  SOLE     1   X
MEAD JOHNSON NUTRITION CO      COM               582839106  $   10,081      153,000  SH         SOLE     1   X
MERCURY SYS INC                COM               589378108  $   12,091    1,314,201  SH         SOLE     1   X
MICROCHIP TECHNOLOGY INC       COM               595017104  $    4,889      150,000  SH         SOLE     1   X
MICRON TECHNOLOGY INC          COM               595112103  $    8,678    1,366,666  SH         SOLE     1   X
MICRON TECHNOLOGY INC          COM               595112103  $    8,604    1,355,000  SH   CALL  SOLE     1   X
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0   595112AH6  $  815,729  819,005,000  PRN        SOLE     1   X
MONDELEZ INTL INC              CL A              609207105  $   18,591      729,900  SH         SOLE     1   X
MONSTER WORLDWIDE INC          COM               611742107  $   11,240    2,000,000  SH         SOLE     1   X
MORGAN STANLEY                 COM NEW           617446448  $   79,236    4,144,200  SH         SOLE     1   X
MOSAIC CO NEW                  COM               61945C103  $   33,072      584,000  SH         SOLE     1   X
MOTOROLA SOLUTIONS INC         COM NEW           620076307  $  143,552    2,578,166  SH         SOLE     1   X
NII HLDGS INC                  CL B NEW          62913F201  $       80       11,266  SH         SOLE     1   X
NRG ENERGY INC                 COM NEW           629377508  $   19,912      866,137  SH         SOLE     1   X
NATIONAL FUEL GAS CO N J       COM               636180101  $   14,700      290,000  SH         SOLE     1   X
NETAPP INC                     COM               64110D104  $  135,879    4,050,033  SH         SOLE     1   X
NETSUITE INC                   COM               64118Q107  $    5,048       75,000  SH         SOLE     1   X
NEWELL RUBBERMAID INC          COM               651229106  $   33,405    1,500,000  SH         SOLE     1   X
                                                                                                SHARED-
OCWEN FINL CORP                COM NEW           675746309  $      450       13,000  SH         OTHER    1          X
ON SEMICONDUCTOR CORP          COM               682189105  $   15,087    2,140,000  SH         SOLE     1   X
ON SEMICONDUCTOR CORP          COM               682189105  $    6,698      950,000  SH   CALL  SOLE     1   X
PNC FINL SVCS GROUP INC        COM               693475105  $   21,604      370,500  SH         SOLE     1   X
PEABODY ENERGY CORP            COM               704549104  $   13,305      500,000  SH         SOLE     1   X
PEPSICO INC                    COM               713448108  $   12,215      178,500  SH         SOLE     1   X
PEPSICO INC                    COM               713448108  $   13,686      200,000  SH   CALL  SOLE     1   X
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408  $   13,629      700,000  SH   CALL  SOLE     1   X
PFIZER INC                     COM               717081103  $    4,138      165,000  SH         SOLE     1   X
PIONEER NAT RES CO             COM               723787107  $  222,634    2,088,697  SH         SOLE     1   X
PLAINS EXPL& PRODTN CO         COM               726505100  $   44,734      953,000  SH         SOLE     1   X
PRICE T ROWE GROUP INC         COM               74144T108  $   10,095      155,000  SH         SOLE     1   X
QLIK TECHNOLOGIES INC          COM               74733T105  $   27,616    1,271,432  SH         SOLE     1   X
QUANTUM CORP                   NOTE 3.500%11/1   747906AG0  $  122,859  130,980,000  PRN        SOLE     1   X
RF MICRODEVICES INC            COM               749941100  $    1,792      400,000  SH         SOLE     1   X
RIVERBED TECHNOLOGY INC        COM               768573107  $    4,994      253,250  SH         SOLE     1   X
ROVI CORP                      NOTE 2.625% 2/1   779376AB8  $  181,912  181,912,000  PRN        SOLE     1   X
SBA COMMUNICATIONS CORP        COM               78388J106  $    2,131       30,000  SH         SOLE     1   X
SPDR GOLD TRUST                GOLD SHS          78463V107  $   97,206      600,000  SH         SOLE     1   X
SPDR S&P 500 ETF TR            TR UNIT           78462F103  $   20,523      144,000  SH   CALL  SOLE     1   X
SPDR S&P 500 ETF TR            TR UNIT           78462F103  $  106,890      750,000  SH   PUT   SOLE     1   X
SPDR S&P BANK ETF              S&P BK ETF        78464A797  $    5,958      250,000  SH         SOLE     1   X
SANDISK CORP                   COM               80004C101  $    4,356      100,000  SH         SOLE     1   X
SANDISK CORP                   COM               80004C101  $    5,075      116,500  SH   CALL  SOLE     1   X
SANDISK CORP                   NOTE 1.000% 5/1   80004CAC5  $   83,511   83,737,000  PRN        SOLE     1   X
SANMINA CORPORATION            COM               801056102  $      738       66,666  SH         SOLE     1   X
SAREPTA THERAPEUTICS INC       COM               803607100  $    5,842      226,429  SH         SOLE     1   X
SEMGROUP CORP                  CL A              81663A105  $    3,095       79,204  SH         SOLE     1   X
SHUTTERFLY INC                 COM               82568P304  $   91,006    3,046,700  SH         SOLE     1   X
SPLUNK INC                     COM               848637104  $   10,456      360,297  SH         SOLE     1   X
SPREADTRUM COMMUNICATIONS IN   ADR               849415203  $   28,917    1,643,000  SH         SOLE     1   X
STRYKER CORP                   COM               863667101  $    4,112       75,000  SH         SOLE     1   X
SUNTRUST BKS INC               COM               867914103  $   43,021    1,517,500  SH         SOLE     1   X
TW TELECOM INC                 COM               87311L104  $   10,339      405,934  SH         SOLE     1   X
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109  $    5,505      500,000  SH         SOLE     1   X
TASMAN METALS ORD (CVE)        COM               87652B103  $    1,963    1,666,666  SH         SOLE     1   X
TERADATA CORP DEL              COM               88076W103  $    4,679       75,600  SH         SOLE     1   X
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209  $    5,601      150,000  SH         SOLE     1   X
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209  $    1,494       40,000  SH   CALL  SOLE     1   X
TEXAS INSTRS INC               COM               882508104  $    2,321       75,000  SH         SOLE     1   X
TRIPADVISOR INC                COM               896945201  $   12,309      293,344  SH         SOLE     1   X
TURQUOISE HILL RES LTD         COM               900435108  $   23,819    3,130,000  SH         SOLE     1   X
                                                                                                SHARED-
TWO HBRS INVT CORP             COM               90187B101  $    2,505      226,050  SH         OTHER    1          X
U S AIRWAYS GROUP INC          COM               90341W108  $   53,312    3,949,000  SH         SOLE     1   X
UNITED CONTL HLDGS INC         COM               910047109  $   12,880      550,900  SH         SOLE     1   X
UNITED STATES STL CORP NEW     COM               912909108  $    2,965      124,200  SH         SOLE     1   X
UNWIRED PLANET INC NEW         COM               91531F103  $    7,200    6,000,000  SH         SOLE     1   X
VERISIGN INC                   COM               92343E102  $      776       20,000  SH         SOLE     1   X
VERISK ANALYTICS INC           CL A              92345Y106  $    5,681      111,384  SH         SOLE     1   X
VIRGIN MEDIA INC               COM               92769L101  $    5,816      158,250  SH         SOLE     1   X
VISTEON CORP                   COM NEW           92839U206  $   20,148      374,350  SH         SOLE     1   X
WALGREEN CO                    COM               931422109  $    6,477      175,000  SH         SOLE     1   X
WAL-MART STORES INC            COM               931142103  $   85,288    1,250,000  SH         SOLE     1   X
WEBMD HEALTH CORP              NOTE 2.250% 3/3   94770VAH5  $  261,542  279,530,000  PRN        SOLE     1   X
WEBMD HEALTH CORP              NOTE 2.500% 1/3   94770VAF9  $   90,950  107,000,000  PRN        SOLE     1   X
WELLS FARGO & CO NEW           COM               949746101  $   11,929      349,000  SH         SOLE     1   X
WESTPORT INNOVATIONS INC       COM NEW           960908309  $    4,428      165,790  SH         SOLE     1   X
XILINX INC                     COM               983919101  $    7,503      209,000  SH         SOLE     1   X
XYLEM INC                      COM               98419M100  $   10,876      401,328  SH         SOLE     1   X
DELPHI AUTOMOTIVE PLC          SHS               G27823106  $   31,761      830,341  SH         SOLE     1   X
INVESCO LTD                    SHS               G491BT108  $   39,944    1,531,000  SH         SOLE     1   X
MANCHESTER UTD PLC NEW         ORD CL A          G5784H106  $   47,731    3,397,257  SH         SOLE     1   X
GOLAR LNG LTD BERMUDA          SHS               G9456A100  $    5,291      143,847  SH         SOLE     1   X
WEATHERFORD INTERNATIONAL LT   REG SHS           H27013103  $    2,025      181,000  SH         SOLE     1   X
PENTAIR LTD                    SHS               H6169Q108  $   10,411      211,821  SH         SOLE     1   X
ADECOAGRO S A                  COM               L00849106  $  219,731   25,911,633  SH         SOLE     1   X
CLICKSOFTWARE TECHNOLOGIES L   ORD               M25082104  $   25,370    3,016,666  SH         SOLE     1   X
NXP SEMICONDUCTORS N V         COM               N6596X109  $    6,593      250,000  SH         SOLE     1   X
AVAGO TECHNOLOGIES LTD         SHS               Y0486S104  $    4,207      132,870  SH         SOLE     1   X
SCORPIO TANKERS INC            SHS               Y7542C106  $    7,576    1,065,573  SH         SOLE     1   X


Total Fair Market Value (in thousands):                     $8,359,572


The following investment managers that are required to file a report pursuant to
Section 13 (f) of the Securities and Exchange Act of 1934 ("Section 13 (f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager, and certain limited partnerships in which such accounts are directly or indirectly partners, and such managers will report such positions on their reports:

028-12922 Algebris Investments (UK) LLP
028-12212 Discovery Capital Management, LLC
028-11106 EAC Management LP
028-13995 Everest Capital LLC
028-11685 Goodman & Company, Investment Counsel Ltd.
028-06256 Martin Currie Investment Management Ltd.
028-10804 RR Partners LP
028-05395 Select Equity Group, Inc.
028-14209 Woodbine Capital Advisors LP

**Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f).The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.